As filed with the Securities and Exchange Commission on June 30, 2015

File Nos.
333-189667
811-22641

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.

Post-Effective Amendment No.	8 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	17 [X]

Franklin Alternative Strategies Funds
(Exact Name of Registrant as Specified in Charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective on (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on July 30, 2015 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement of the Registrant on Form N-1A (the “Amendment”) relates only to the prospectus and statement of additional information of Franklin K2 Long Short Credit Fund, and does not otherwise delete, amend, or supersede any other information relating to any other series of the Registrant.

# 1389955  v. 1

PART A and PART B

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement, relating only to the Franklin K2 Long Short Credit Fund series of the Registrant (the “Fund”), is being filed for the sole purpose of designating July 30, 2015 as the new date upon which Post-Effective Amendment No. 7, as filed on April 17, 2015 (Accession # 0001535538-15-000030), (“PEA 7”) shall become effective.

Accordingly, the prospectus and Statement of Additional Information of the Fund, as filed in PEA 7, are incorporated herein by reference in their entirety into this filing.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
File Nos. 811-22641 & 333-189667

PART C
Other Information

Item 28. Exhibits.

The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a) Agreement and Declaration of Trust

(i)	Certificate of Trust of Franklin Alternative Strategies Funds dated July 21, 2011
Filing: Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 6, 2011

(ii)	Agreement and Declaration of Trust of Franklin Alternative Strategies Funds dated July 21, 2011
Filing: Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 6, 2011

(b) By-laws

(i)	By-Laws of Franklin Alternative Strategies Funds effective as of July 21, 2011
Filing: Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 6, 2011

(c) Instruments Defining Rights of Security Holders

(i)	Agreement and Declaration of Trust

(a)	Article III, Shares
(b)	Article V, Shareholders’ Voting Powers and Meetings
(c)	Article VI, Net Asset Value; Distributions; Redemptions; Transfers
(d)	Article VIII, Certain Transactions: Section 4
(e)	Article X, Miscellaneous: Section 4

(ii)	By-Laws

(a)	Article II, Meetings of Shareholders
(b)	Article VI, Records and Reports: Section 1, 2 and 3
(c)	Article VII, General Matters: Section 3, 4, 6 and 7
(d)	Article VIII, Amendment: Section 1

(iii)	Part B, Statement of Additional Information – Item 22

(d) Investment Advisory Contracts

(i)	Investment Management Agreement between Registrant, on behalf of Franklin Pelagos Commodities Strategy Fund and Pelagos Capital Management, LLC dated September 27, 2013
Filing: Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 31, 2013

(ii)	Investment Management Agreement between Registrant, on behalf of Franklin K2 Alternative Strategies Fund and K2/D&S Management Co., L.L.C. dated September 25, 2013
Filing: Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 31, 2013

(iii)	Draft Form of Sub-advisory Agreement with respect to Franklin K2 Alternative Strategies Fund
Filing: Amendment No. 9 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: October 2, 2013

(iv)

Investment Management Agreement between FPC Holdings Corporation and Pelagos Capital Management, LLC

Filing:  Post-Effective Amendment No. 5 to the Registration Statement

on Form N-1A

File No. 811-22641

Filing Date:  September 26, 2014

(v)

Investment Management Agreement between K2 Holdings Investment Corporation and K2/D&S Management Co., L.L.C.

Filing:  Post-Effective Amendment No. 5 to the Registration Statement

on Form N-1A

File No. 811-22641

Filing Date:  September 26, 2014

(vi)	Investment Management Agreement on behalf of Franklin K2 Long Short Credit Fund

To be filed by Amendment

(vii)	Sub-advisory Agreement on behalf of Franklin K2 Long Short Credit Fund

To be filed by Amendment

(e) Underwriting Contracts

(i)

Distribution Agreement, between the Registrant on behalf of Franklin Pelagos Commodities Strategy Fund and Franklin K2 Alternative Strategies Fund and Franklin/Templeton Distributors, Inc. dated September 1, 2013

Filing: Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 31, 2013

(f) Bonus or Profit Sharing Contracts

Not Applicable

(g) Custodian Agreements

(i)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 6, 2011

(ii)	Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 6, 2011

(iii)	Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 6, 2011

(iv)	Amendment dated October 15, 2013 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 31, 2013

(v)	Amendment dated May 16, 2001 to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 6, 2011

(vi)	Amendment dated October 15, 2013 to Schedule 1 of the Amendment dated May 16, 2001 to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 31, 2013

(vii)	Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 6, 2011

(viii)	Amendment dated January 5, 2012 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Amendment No. 1 Registration Statement on Form N-1A
File No. 811-22641
Filing Date: February 23, 2012

(ix)	Amendment dated September 1, 2011 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 6, 2011

(x)	Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 6, 2011

(xi)	Amendment dated October 15, 2013 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 31, 2013

(h) Other Material Contracts

(i)

Sub-Contract for Fund Administrative Services between Franklin Alternative Strategies Advisers, LLC, (formerly, Pelagos Capital Management, LLC) and Franklin Templeton Services, LLC dated September 27, 2013, amended as of July 1, 2014, on behalf of Franklin Pelagos Commodities Strategy Fund

Filing:  Post-Effective Amendment No. 5 to the Registration Statement

on Form N-1A

File No. 811-22641

Filing Date:  September 26, 2014

(ii)	Form of Placement Agent Agreement between Registrant and Franklin Templeton Financial Services, Inc.
Filing: Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 6, 2011

(iii)

Sub-Contract for Administrative Services between K2/D&S Management Co., L.L.C, on behalf of Franklin K2 Alternative Strategies Fund and Franklin Templeton Services, LLC dated December 16, 2013

Filing:  Post-Effective Amendment No. 5 to the Registration Statement

on Form N-1A

File No. 811-22641

Filing Date:  September 26, 2014

(iv)

Amended and Restated Sub-Contract for Fund Administrative and Accounting Services between Franklin Templeton Services, LLC and BNY Mellon Investment Servicing (US) Inc. with respect to Franklin K2 Alternative Strategies Fund dated December 16, 2013

Filing:  Post-Effective Amendment No. 5 to the Registration Statement

on Form N-1A

File No. 811-22641

Filing Date:  September 26, 2014

(v)

Amended and Restated Transfer Agent and Shareholder Service Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated June 1, 2014

Filing:  Post-Effective Amendment No. 5 to the Registration Statement

on Form N-1A

File No. 811-22641

Filing Date:  September 26, 2014

(i) Legal Opinion

(i)	Opinion and consent of counsel with respect to Franklin K2 Alternative Strategies Fund dated October 1, 2013
Filing: Amendment No. 9 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: October 2, 2013

(ii)	Opinion and consent of counsel with respect to Franklin Pelagos Commodities Strategy Fund dated October 17, 2013
Filing: Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: October 18, 2013

(j) Other Opinions

Not Applicable

(k) Omitted Financial Statements

Not Applicable

(l) Initial Capital Agreements

Not Applicable

(m) Rule 12b-1 Plan

(i)	Class A Distribution Plan, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Pelagos Commodities Strategy Fund, and Franklin/Templeton Distributors, Inc. dated September 1, 2013
Filing: Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 31, 2013

(ii)	Class C Distribution Plan, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Pelagos Commodities Strategy Fund, and Franklin/Templeton Distributors, Inc. dated September 1, 2013
Filing: Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 31, 2013

(iii)	Class R Distribution Plan, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Pelagos Commodities Strategy Fund, and Franklin/Templeton Distributors, Inc. dated September 1, 2013
Filing: Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 31, 2013

(iv)	Class A Distribution Plan, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin K2 Alternative Strategies Fund, and Franklin/Templeton Distributors, Inc. dated October 11, 2013
Filing: Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 31, 2013

(v)	Class C Distribution Plan, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin K2 Alternative Strategies Fund, and Franklin/Templeton Distributors, Inc. dated October 11, 2013
Filing: Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 31, 2013

(vi)	Class R Distribution Plan, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin K2 Alternative Strategies Fund, and Franklin/Templeton Distributors, Inc. dated October 11, 2013
Filing: Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 31, 2013

(n) Rule 18f-3 Plan

(i)	Multiple Class Plan with respect to Franklin K2 Alternative Strategies Fund dated September 27, 2013
Filing: Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 31, 2013

(ii)	Multiple Class Plan with respect to Franklin Pelagos Commodities Strategy Fund dated September 1, 2013
Filing: Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 31, 2013

(p) Code of Ethics

(i)	Franklin Templeton Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A File No. 811-22641 Filing Date: September 26, 2014

(ii)	Basso Capital Management, L.P. Code of Ethics
Filing: Amendment No. 9 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: October 2, 2013

(iii)	Chatham Asset Management LLC Code of Ethics
Filing: Amendment No. 9 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: October 2, 2013

(iv)	Chilton Investment Company, LLC Code of Ethics
Filing: Amendment No. 9 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: October 2, 2013

(v)	Graham Capital Management, L.P. Code of Ethics Filing: Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A File No. 811-22641 Filing Date: September 26, 2014

(vi)	Impala Asset Management LLC Code of Ethics
Filing: Amendment No. 9 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: October 2, 2013

(vii)	Independence Capital Asset Partners, LLC Code of Ethics Filing: Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A File No. 811-22641 Filing Date: September 26, 2014

(viii)	Jennison Associates LLC Code of Ethics
Filing: Amendment No. 9 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: September 16, 2013

(ix)	K2/D&S Management Co., .L.L.C. Code of Ethic
Filing: Amendment No. 9 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: October 2, 2013

(x)	Lazard Asset Management LLC Code of Ethics
Filing: Amendment No. 9 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: October 2, 2013

(xi)	Loomis Sayles & Company, L.P. Code of Ethics
Filing: Amendment No. 9 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: October 2, 2013

(xii)	Pelagos Code of Ethics dated July 2010
Filing: Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 6, 2011

(xiii)	P. Schoenfeld Asset Management LP Code of Ethics
Filing: Amendment No. 9 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: October 2, 2013

(xiv)	Wellington Management Company, LLP Code of Ethics Filing: Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A File No. 811-22641 Filing Date: September 26, 2014

(xv)	York Registered Holdings, L.P.Code of Ethics
Filing: Amendment No. 9 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: October 2, 2013

(q) Power of Attorney

(i)	Power of Attorney dated April 8, 2015

Item 29. Persons Controlled by or Under Common Control with the Fund

Franklin Pelagos Commodities Strategy Fund, a series of the Registrant, wholly owns and controls FPC Holdings Corp. (the “FPC Cayman Subsidiary”); a company organized under the laws of the Cayman Islands. The FPC Cayman Subsidiary’s financial statements are and will be included on a consolidated basis in the Franklin Pelagos Commodities Strategy Fund’s annual and semi-annual reports to shareholders.

Franklin K2 Alternative Strategies Fund, a series of the Registrant, wholly owns and controls K2 Holdings Investment Corp. (the “K2 Cayman Subsidiary”); a company organized under the laws of the Cayman Islands. The K2 Cayman Subsidiary’s financial statements are and will be included on a consolidated basis in the corresponding Franklin K2 Alternative Strategies Fund’s annual and semi-annual reports to shareholders.

Item 30. Indemnification

The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the “Delaware Act”), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

(a)

Franklin Alternative Strategy Advisers, LLP, (FASA) an indirect, wholly-owned subsidiary of Franklin Resources, Inc. serves as the investment manager to Franklin Pelagos Commodities Strategy Fund.  For additional information please see Part B and Schedules A and D of Form ADV of FASA (SEC File 801-69056), incorporated herein by reference, which set forth the officers and directors of FASA and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(b)

K2/D&S Management Co., L.L.C. (K2 Advisors) serves as investment manager to Franklin K2 Alternative Strategies Fund.  For additional information please see Part B and Schedules A and D of Form ADV of K2 Advisors (SEC File 801-61852) incorporated herein by reference, which set forth the officers and directors of K2 Advisors and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

For additional information about the sub-advisers of the Franklin K2 Alternative Strategies Fund, please see the Part B (the Franklin K2 Alternative Strategies Fund's statement of additional information) and Part 2A and Schedules A and D of Form ADV of each sub-adviser as listed below, each of which is incorporated herein by reference.

Name of Sub-Advisor	SEC Number
Basso Capital Management, L.P.	801-64130
Chatham Asset Management LLC	801-73452
Chilton Investment Company, LLC	801-62678
Graham Capital Management, L.P.	801-73422
Impala Asset Management LLC	801-65642
Independence Capital Asset Partners, LLC	801-63551
Jennison Associates LLC	801-5608
K2/D&S Management Co., L.L.C.	801-61852
Lazard Asset Management LLC	801-61701
Loomis Sayles & Company, L.P.	801-170
P. Schoenfeld Asset Management LP	801-52211
Wellington Management Company, LLP	801-15908
York Registered Holdings, L.P.	801-77336

Item 32. Principal Underwriters

(a)	Franklin Templeton Distributors, Inc. (Distributors) also act as principal underwriter of shares of:

Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin Mutual Recovery Fund
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton Global Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

(b)

The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889)

(c)	Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

# 1389955  v. 1

Item 33. Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA  94403-1906 or its shareholder service agent, Franklin Templeton Investor Services, LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35. Undertakings

The Registrant hereby undertakes, on behalf of the Franklin K2 Alternative Strategies Fund, to cause the K2 Cayman Subsidiary to:

(i)

maintain a set of its books and records at an office located within the U.S., where the SEC and its staff will have access to the books and records consistent with the requirements of Section 31 of the 1940 Act and the rules thereunder;

(ii)

designate an agent in the United States for service of process in any suit, action or proceeding before the SEC or any appropriate court and consent to the jurisdiction of the United States courts and the SEC over it; and

The Registrant hereby undertakes, on behalf of the Franklin Pelagos Commodities Strategy Fund, to cause the FPC Cayman Subsidiary to:

(i)

maintain a set of its books and records at an office located within the U.S., where the SEC and its staff will have access to the books and records consistent with the requirements of Section 31 of the 1940 Act and the rules thereunder; and

(ii)

designate an agent in the United States for service of process in any suit, action or proceeding before the SEC or any appropriate court and consent to the jurisdiction of the United States courts and the SEC over it.

# 1389955  v. 1

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of June, 2015.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
(Registrant)

By: /s/STEVEN J. GRAY
Steven J. Gray
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

WILLIAM YUN*	President and Chief
William Yun	Executive Officer – Investment Management	June 29, 2015

LAURA F. FERGERSON*	Chief Executive Officer –
Laura F. Fergerson	Finance and Administration	June 29, 2015

ROBERT G. KUBILIS*	Chief Financial Officer and
Robert G. Kubilis	Chief Accounting Officer	June 29, 2015

EDWARD I. ALTMAN*
Edward I. Altman	Trustee	June 29, 2015

ANN TORRE BATES*
Ann Torre Bates	Trustee	June 29, 2015

BURTON J. GREENWALD*
Burton J. Greenwald	Trustee	June 29, 2015

GREGORY E. JOHNSON*
Gregory E. Johnson	Trustee	June 29, 2015

JENNIFER M. JOHNSON*
Jennifer M. Johnson	Trustee	June 29, 2015

KEITH E. MITCHELL*
Keith E. Mitchell	Trustee	June 29, 2015

DAVID W. NIEMIEC*
David W. Niemiec	Trustee	June 29, 2015

CHARLES RUBEN II*
Charles Ruben II	Trustee	June 29, 2015

JAN HOPKINS TRACHTMAN*
Jan Hopkins Trachtman	Trustee	June 29, 2015

ROBERT E. WADE*
Robert E. Wade	Trustee	June 29, 2015

GREGORY H. WILLIAMS*
Gregory H. Williams	Trustee	June 29, 2015

# 1389955  v. 1

* By: /s/STEVEN J. GRAY

Steven J. Gray

Attorney-in-Fact

(Pursuant to Power of Attorney filed herewith)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

REGISTRATION STATEMENT

EXHIBIT INDEX

The following exhibits are attached

EX-99.q(i)	Powers of Attorney dated April 8, 2015

# 1389955  v. 1